SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	$ 8,285	$ 8,479	$ 7,859
Research and development	10,275	11,507	10,217
Selling and marketing	13,880	14,384	12,749
General and administrative	14,292	12,407	9,645
Labor
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	3,932	4,145	4,163
Research and development	8,394	8,976	8,809
Selling and marketing	7,910	7,569	5,170
General and administrative	4,188	4,974	4,716
D&O insurance
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	1,067	1,623	95
Credit card fees
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,079	1,045	1,209
Servers
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,109	996	874
Research and development	205	285	295
Software
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Research and development	225	228	222
Selling and marketing	404	360	185
General and administrative	651	665	494
Marketing and Promotion
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	351	320	2,621
Digital Advertising
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	1,525	1,990	2,276
Services and tools
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	180	194	284
Rent and related
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	693	681	682
Consulting
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	1,916	2,497	2,312
Office expenses
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	685	608	492
Depreciation and amortization
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,345	1,180	920
Research and development	329	374	387
Selling and marketing	1,202	1,074	980
General and administrative	207	163	126
Goodwill impairment
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	3,000
Share-based compensation
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	378	692	290
Research and development	855	1,337	349
Selling and marketing	907	1,336	524
General and administrative	1,485	2,061	743
Trade shows
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	367	306	181
Web site
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	72	108	156
Changes in the fair value of contingent consideration
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative		(1,583)	(935)
Other
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	262	227	119
Research and development	267	307	155
Selling and marketing	1,142	1,321	656
General and administrative	$ 400	$ 718	$ 920